Note 10 - Financial Instruments (Details Textual)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Interest Rate Swap [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative, Number of Instruments Held	1
Freight Forward Agreements [Member]
Derivative Liability, Fair Value of Collateral	$ 576,840	$ 284,460